Interim Financial Information (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Selected Quarterly Financial Information [Abstract]
Revenues, net	$ 1,576,754	$ 1,542,827	$ 1,548,203	$ 1,509,791	$ 1,511,802	$ 1,474,691	$ 1,473,524	$ 1,440,057	$ 6,177,575	$ 5,900,074	$ 5,480,799
Operating expenses	(1,306,834)	(1,234,386)	(1,219,215)	(1,231,078)	(1,227,061)	(1,187,103)	(1,212,576)	(1,217,620)	(4,991,513)	(4,844,360)	(4,981,405)
Operating income	269,920	308,441	328,988	278,713	284,741	287,588	260,948	222,437	1,186,062	1,055,714	499,394
Income from continuing operations	73,753	68,747	20,528	44,721	25,261	55,568	54,684	(11,681)	207,749	123,832	(257,772)
Income (loss) from discontinued operations, net of income taxes	40,212	43,616	40,553	29,467	53,362	43,031	32,375	32,699	153,848	161,467	21,600
Net income	113,965	112,363	61,081	74,188	78,623	98,599	87,059	21,018	361,597	285,299	(236,172)
Net loss (income) attributable to noncontrolling interests	(102)	(302)	(217)	(28)	(218)	343	(51)	199	(649)	273	8,108
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	113,863	112,061	60,864	74,160	78,405	98,942	87,008	21,217	360,948	285,572	(228,064)
Basic income per share attributable to Cablevision Systems Corporation shareholders [Abstract]
Income from continuing operations (in dollars per share)	$ 0.25	$ 0.23	$ 0.07	$ 0.15	$ 0.09	$ 0.19	$ 0.19	$ (0.04)	$ 0.71	$ 0.43	$ (0.86)
Income (loss) from discontinued operations (in dollars per share)	$ 0.14	$ 0.15	$ 0.14	$ 0.10	$ 0.18	$ 0.15	$ 0.11	$ 0.11	$ 0.52	$ 0.55	$ 0.07
Net income (in dollars per share)	$ 0.39	$ 0.38	$ 0.21	$ 0.25	$ 0.27	$ 0.34	$ 0.30	$ 0.07	$ 1.23	$ 0.98	$ (0.79)
Diluted income per share attributable to Cablevision Systems Corporation shareholders [Abstract]
Income from continuing operations (in dollars per share)	$ 0.25	$ 0.23	$ 0.07	$ 0.15	$ 0.08	$ 0.19	$ 0.18	$ (0.04)	$ 0.69	$ 0.42	$ (0.86)
Income (loss) from discontinued operations (in dollars per share)	$ 0.13	$ 0.14	$ 0.13	$ 0.10	$ 0.18	$ 0.14	$ 0.11	$ 0.11	$ 0.51	$ 0.54	$ 0.07
Net income (in dollars per share)	$ 0.38	$ 0.37	$ 0.20	$ 0.24	$ 0.26	$ 0.33	$ 0.29	$ 0.07	$ 1.20	$ 0.96	$ (0.79)
Amounts attributable to Cablevision Systems Corporation shareholders (Cablevision)/CSC Holdings, LLC's sole member (CSC Holdings) [Abstract]
Income (loss) from continuing operations, net of income taxes	73,651	68,445	20,311	44,693	25,043	55,911	54,633	(11,482)	207,100	124,105	(249,664)
Income (loss) from discontinued operations, net of income taxes	40,212	43,616	40,553	29,467	53,362	43,031	32,375	32,699	153,848	161,467	21,600
Net income (loss)	113,863	112,061	60,864	74,160	78,405	98,942	87,008	21,217	360,948	285,572	(228,064)
CSC Holdings [Member]
Selected Quarterly Financial Information [Abstract]
Revenues, net	1,576,754	1,542,827	1,548,203	1,509,791	1,511,802	1,474,691	1,473,524	1,440,057	6,177,575	5,900,074	5,480,799
Operating expenses	(1,306,834)	(1,234,386)	(1,219,215)	(1,231,078)	(1,227,061)	(1,187,103)	(1,212,576)	(1,217,620)	(4,991,513)	(4,844,360)	(4,981,405)
Operating income	269,920	308,441	328,988	278,713	284,741	287,588	260,948	222,437	1,186,062	1,055,714	499,394
Income from continuing operations	112,005	104,722	122,955	81,396	57,552	80,724	75,709	15,498	421,078	229,483	(165,983)
Income (loss) from discontinued operations, net of income taxes	40,212	43,616	40,553	29,467	53,362	43,031	32,375	32,699	153,848	161,467	21,600
Net income	152,217	148,338	163,508	110,863	110,914	123,755	108,084	48,197	574,926	390,950	(144,383)
Net loss (income) attributable to noncontrolling interests	(102)	(302)	(217)	(28)	(218)	343	(51)	199	(649)	273	8,108
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	152,115	148,036	163,291	110,835	110,696	124,098	108,033	48,396	574,277	391,223	(136,275)
Amounts attributable to Cablevision Systems Corporation shareholders (Cablevision)/CSC Holdings, LLC's sole member (CSC Holdings) [Abstract]
Income (loss) from continuing operations, net of income taxes	111,903	104,420	122,738	81,368	57,334	81,067	75,658	15,697	420,429	229,756	(157,875)
Income (loss) from discontinued operations, net of income taxes	40,212	43,616	40,553	29,467	53,362	43,031	32,375	32,699	153,848	161,467	21,600
Net income (loss)	$ 152,115	$ 148,036	$ 163,291	$ 110,835	$ 110,696	$ 124,098	$ 108,033	$ 48,396	$ 574,277	$ 391,223	$ (136,275)